10. CURRENT AND DEFERRED INCOME TAXES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Current recoverable taxes		R$ 358,121	R$ 542,726
Deferred recoverable taxes		3,671,070	99,175
Current taxes payable		12,382	66,654
Income tax [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Current taxes payable		11,752	54,358
Social contribution payable [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Current taxes payable		630	12,296
Recoverable income tax (IRPJ) [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Current recoverable taxes	[1]	179,780	209,513
Recoverable social contribution CSLL [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Current recoverable taxes	[1]	73,435	81,215
IRRF/CSLL withholding income taxes [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Current recoverable taxes	[2]	104,906	251,998
Income tax and social contribution on temporary differences [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Deferred recoverable taxes	[3]	R$ 3,671,070	R$ 99,175

[1]	Refer mainly to prepaid income tax and social contribution that will be offset against federal taxes payable in the future.
[2]	Withholding income tax (IRRF) credits on cash investments, derivatives, intragroup loans, government entities, and other amounts that are used as deductions from income tax payable for the years, and social contribution withheld at source on services provided to government agencies.
[3]	See movements table below.